SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENTED INFORMATION
Segment reporting information

Year Ended December 31, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Loss on Goldex Mine	Impairment Loss on Meadowbank Mine	Segment Income (Loss)
Canada	$1,217,858	$619,987	$198,219	$—	$2,825	$302,893	$907,681	$(813,747)
Europe	225,612	110,477	26,574	—	1,063	—	—	87,498
Latin America	378,329	145,614	36,988	—	(4,955)	—	—	200,682
Exploration	—	—	—	75,721	(15)	—	—	(75,706)

	$1,821,799	$876,078	$261,781	$75,721	$(1,082)	$302,893	$907,681	$(601,273)

Segment loss	$(601,273)
Corporate and Other
Interest and sundry expense	(5,188)
Net loss on sale and write-down of available-for-sale securities	(3,662)
Gain on derivative financial instruments	3,683
General and administrative	(107,926)
Provincial capital tax	(9,223)
Interest expense	(55,039)

Loss before income and mining taxes	$(778,628)

Year Ended December 31, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$1,086,744	$499,621	$140,024	$—	$22,815	$424,284
Europe	160,140	87,735	31,231	—	(2,780)	43,954
Latin America	175,637	90,116	21,134	—	(2,126)	66,513
Exploration	—	—	97	54,958	1,627	(56,682)

	$1,422,521	$677,472	$192,486	$54,958	$19,536	$478,069

Segment income	$478,069
Corporate and Other
Interest and sundry income	10,254
Gain on acquisition of Comaplex, net	57,526
Gain on sale of available-for-sale securities	19,487
Gain on derivative financial instruments	7,612
General and administrative	(94,327)
Provincial capital tax	6,075
Interest expense	(49,493)

Income before income and mining taxes	$435,203

Year Ended December 31, 2009	Revenues from Mining Operations	Production Costs	Amortization	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$538,123	$252,035	$60,028	$—	$36,499	$189,561
Europe	61,457	42,464	10,909	—	3,582	4,502
Latin America	14,182	11,819	1,524	—	(250)	1,089
Exploration	—	—	—	36,279	—	(36,279)

	$613,762	$306,318	$72,461	$36,279	$39,831	$158,873

Segment income	$158,873
Corporate and Other
Interest and sundry income	12,580
Gain on sale of available-for-sale securities	10,142
Gain on derivative financial instruments	3,592
General and administrative	(63,687)
Provincial capital tax	(5,014)
Interest expense	(8,448)

Income before income and mining taxes	$108,038

Segment assets by geographical area

	Total Assets as at
	December 31, 2011	December 31, 2010
Canada	$3,205,158	$4,179,446
Europe	771,714	679,258
Latin America	1,020,078	619,263
Exploration	37,312	22,384

	$5,034,262	$5,500,351

Schedule of capital expenditures

	Capital Expenditures
	2011	2010	2009
Canada	$319,728	$1,004,129	$435,098
Europe	95,549	67,894	84,955
Latin America	313,669	103,131	136,706
Exploration	8,418	97	—

	$737,364	$1,175,251	$656,759